BASIS OF PRESENTATION - Property, plant and equipment and depreciation (Details)	12 Months Ended
Dec. 31, 2023
Plant and machinery | Minimum
Property, plant and equipment and depreciation
Principal annual rate (in percent)	10.00%
Plant and machinery | Maximum
Property, plant and equipment and depreciation
Principal annual rate (in percent)	19.00%
Office equipment | Minimum
Property, plant and equipment and depreciation
Principal annual rate (in percent)	19.00%
Office equipment | Maximum
Property, plant and equipment and depreciation
Principal annual rate (in percent)	20.00%
Motor vehicles
Property, plant and equipment and depreciation
Principal annual rate (in percent)	19.00%
Electronic equipment | Minimum
Property, plant and equipment and depreciation
Principal annual rate (in percent)	19.00%
Electronic equipment | Maximum
Property, plant and equipment and depreciation
Principal annual rate (in percent)	20.00%